RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
May 31, 2020
Disclosure of transactions between related parties [Abstract]
Schedule of transactions between related parties
	Salary	Share-based
Year ended May 31, 2020	or fees	payments	Total
Management	$977,284	$484,557	$1,461,841
Directors	171,137	1,208,270	1,379,407
	$1,148,421	$1,692,827	$2,841,248

	Salary	Share-based
Year ended May 31, 2019	or fees	payments	Total
Management	$907,230	$386,013	$1,293,243
Directors	160,066	517,430	677,496
	$1,067,296	$903,443	$1,970,739